SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative assets		$ 539	$ 371
Liabilities
Derivative Liabilities		0	(942)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market mutual funds [Member]
Assets
Cash equivalents		0	27
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets		539	371
Liabilities
Derivative Liabilities		0	(942)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets
Short-term marketable securities		0	7,077
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Redeemable Non-Controlling Interest	[1]	$ 7,789	$ 7,903

[1]	The change in fair value of redeemable non-controlling interest valued using significant unobservable inputs (Level 3), was included in note 2x. The Company estimated the fair value of redeemable non-controlling interest using Monte Carlo simulation. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate and the volatility. The fair value measurement is based on inputs not observable in the market and thus represent Level 3 measurements as defined in ASC 820. The extent to which the actual results differ from assumptions made within the probability-weighted analyses will result in adjustments to this liability in future periods.